Acquisition - Schedule of Pro Forma Financial Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Pro Forma Financial Information Abstract
Pro forma revenue	$ 3,370,789	$ 1,940,436	$ 13,969
Pro forma loss	$ (12,644,383)	$ (8,658,758)	$ (6,532,735)